OTHER LIABILITIES	12 Months Ended
Jun. 30, 2020
OTHER LIABILITIES
OTHER LIABILITIES

NOTE 10 -           OTHER LIABILITIES

Other liabilities as of June 30, 2020 and 2019 consisted of:

	June 30, 2020	June 30, 2019
Other tax payable	$1,428,070	$1,223,716
Accrued payroll	54,010	41,215
Other payables	1,674,941	1,287,154
	$3,157,021	$2,552,085